Information on investments (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	R$ 12,896,476	R$ (7,892,831)
Equity	R$ 10,537,566	(6,412,327)	R$ (3,866,518)	R$ 3,944,706
Investment 1
IfrsStatementLineItems [Line Items]
Interest in total and voting capital (%)	3320.00%
Net profit (loss) for the year	R$ (12,209)	(62,784)
Equity	R$ 26,955		32,217
Investment 3
IfrsStatementLineItems [Line Items]
Interest in total and voting capital (%)	2000.00%
Net profit (loss) for the year	R$ 37,583	R$ 3,248
Equity	R$ 199,135		R$ 161,363